ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL	12 Months Ended
Dec. 31, 2019
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL
ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL

16.   ORDINARY SHARES AND ADDITIONAL PAID-IN CAPITAL

Holders of ordinary share are entitled to one vote per share, and to receive dividends and, upon liquidation or dissolution, are entitled to receive all assets available for distribution to shareholders. The holders have no preemptive or other subscription rights and there are no redemption or sinking fund provisions with respect to such shares.

Yintech was established in the Cayman Islands on November 4, 2015 as an exempted company with limited liability under Companies Law (2011 Revision) (as combined and revised) of the Cayman Islands. Authorized share capital of Yintech is USD 0.03 million, or 3,000,000,000 authorized shares with a par value of USD 0.00001 each. Upon the establishment, 1,000,000,000 shares were issued to Founding Shareholders at par value, equivalent to ordinary share capital of USD 0.01 million.

In 2017, 47,573,600 ordinary shares were issued and RMB 36.93 million were recognized as additional paid-in capital due to the exercise of stock options and RSUs.

In 2018, 42,776,980 ordinary shares were issued and RMB 19.93 million were recognized as additional paid-in capital due to the exercise of stock options and RSUs.

In 2019, 11,833,340 ordinary shares were issued and RMB 4.87 million were recognized as additional paid-in capital due to the exercise of stock options and RSUs.